Expense Example - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - Fidelity SAI Sustainable International Equity Fund - Fidelity SAI Sustainable International Equity Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	662
5 years	1,357
10 years	$ 3,212